PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

14.PROPERTY, PLANT AND EQUIPMENT

	Leasehold
	land and	Freehold	Leasehold		Transportation	Furniture	Renovation
	building	lands	improvement	Machinery	equipment	and fixture	in progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
	(Note ii)
COST
At January 1, 2023	2,086	11,224	276,181	14,969	1,871	31,668	21,685	359,684
Additions (Note i)	—	—	12,220	1,780	256	2,908	14,078	31,242
Disposal of a subsidiary (Note 39)	(1,843)	(9,919)	(28)	(9)	(350)	(126)	(2,465)	(14,740)
Transfer from renovation in progress	—	—	17,476	—	—	—	(17,476)	—
Disposals	—	—	(3,119)	(1,027)	(238)	(1,234)	(1,107)	(6,725)
Exchange adjustments	(243)	(1,305)	(1,230)	(1)	(34)	(278)	(240)	(3,331)
At December 31, 2023	—	—	301,500	15,712	1,505	32,938	14,475	366,130
Additions (Note i)	—	—	5,520	1,589	274	3,352	26,679	37,414
Transfer from renovation in progress	—	—	30,251	—	—	—	(30,251)	—
Disposals	—	—	(9,564)	(1,204)	(167)	(1,216)	(1,183)	(13,334)
Exchange adjustments	—	—	(6,502)	(490)	(134)	(847)	(672)	(8,645)
At December 31, 2024	—	—	321,205	15,607	1,478	34,227	9,048	381,565

DEPRECIATION AND IMPAIRMENT
At January 1, 2023	576	—	143,351	4,724	1,150	12,439	—	162,240
Charge for the year	157	—	36,935	2,815	182	2,653	—	42,742
Net reversal impairment recognized in profit or loss	—	—	(3,674)	—	—	(129)	75	(3,728)
Disposal of a subsidiary (Note 39)	(656)	—	(14)	(6)	(184)	(40)	—	(900)
Eliminated on disposals	—	—	(862)	(634)	(212)	(709)	—	(2,417)
Exchange adjustments	(77)	—	(359)	—	(14)	(80)	(1)	(531)
At December 31, 2023	—	—	175,377	6,899	922	14,134	74	197,406

	Leasehold
	land and	Freehold	Leasehold		Transportation	Furniture	Renovation
	building	lands	improvement	Machinery	equipment	and fixture	in progress	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

DEPRECIATION AND IMPAIRMENT (cont’d)
At January 1, 2024	—	—	175,377	6,899	922	14,134	74	197,406
Charge for the year	—	—	37,564	2,741	163	3,471	—	43,939
Net impairment recognized in profit or loss	—	—	1,209	24	—	1,075	—	2,308
Eliminated on disposals	—	—	(8,852)	(867)	(129)	(1,201)	(75)	(11,124)
Exchange adjustments	—	—	(2,056)	(254)	(107)	(449)	1	(2,865)
At December 31, 2024	—	—	203,242	8,543	849	17,030	—	229,664

CARRYING AMOUNT
At December 31, 2023	—	—	126,123	8,813	583	18,804	14,401	168,724

At December 31, 2024	—	—	117,963	7,064	629	17,197	9,048	151,901

Note i:

In 2024, the Group purchased for new additions of USD37,414,000 and renovation fee payables carried forward from prior year of USD1,472,000 (Note 22). There is USD4,144,000 remains unpaid includes in renovation fee payables (Note 22).

In 2023, the Group purchased for new additions of USD31,242,000 and renovation fee payables carried forward from prior year of USD3,457,000 (Note 22). There is USD1,472,000 remains unpaid includes in renovation fee payables (Note 22). Prepayment of USD426,000 for plant, property and equipment carried forward from prior year was utilized in 2023.

Note ii:

In the opinion of the directors of the Group, allocations of the carrying amounts between the leasehold land and building elements cannot be made reliably and therefore the entire carrying amounts of the leasehold land and building is presented as property, plant and equipment.

The above items of property, plant and equipment, except for freehold lands and renovation in progress, after taking into account the residual value, are depreciated on a straight-line basis at the following rates per annum:

Leasehold land and building	5.88% – 25.00%
Leasehold improvement	5.56% – 33.00% or lease term
Machinery	12.50% – 33.00%
Transportation equipment	10.00% – 25.00%
Furniture and fixture	5.26% – 33.00%

Key sources of estimation uncertainty

Impairment assessment of property, plant and equipment and right-of-use assets

Property, plant and equipment and right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For restaurant assets, impairment is tested at the individual restaurant level as a cash generating unit (CGU).

Some restaurants have also achieved significant improvement in their operations because of the optimization of the internal management and general improvement of market conditions. Accordingly, the management concluded that there were indications for reversal of impairment on certain property, plant and equipment and right-of-use assets.

The recoverable amounts of CGUs are determined based on value in use calculation. That calculation used discounted cash flow projections based on financial budgets approved by the management of the Group covering the remaining lease periods which are between 1 to 5 years with pre-tax discount rates ranging from 8.5% to 24.2% and 8.1% to 19.6% per annum as at December 31, 2023 and 2024 which varies in restaurants operated in different countries. Cash flows beyond the 5-year period for those CGUs with remaining lease terms more than 5 years are extrapolated using a steady 0% to 3% growth rate per annum. Other key assumptions for the value in use calculations related to the estimation of cash inflows/outflows included revenue growth rate and average percentage of costs and operating expenses of revenue for the forecast periods, which are based on the CGUs’ past performance and the management’s expectations for the market development.

Based on the results of the assessments, the management of the Group determined that the recoverable amounts of certain CGUs are lower than the carrying amounts. The impairment loss has been allocated to each category of property, plant and equipment and right-of-use assets such that the carrying amount of each category of asset is not reduced below the highest of its fair value less cost of disposal, its value in use and zero. The reversal of impairment loss for the CGUs have been allocated to each category of property, plant and equipment and right-of-use assets such that the carrying amount of each category of asset is not increased above its recoverable amount and the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior periods.

As at December 31, 2023 and 2024, the carrying amounts of property, plant and equipment subject to impairment assessment were USD109,581,000 and USD30,198,000 respectively, before taking into account the accumulated impairment losses of USD35,168,000 and USD36,008,000 in respect of property, plant and equipment that have been recognized.

As at December 31, 2023 and 2024, the carrying amounts of right-of-use assets subject to impairment assessment were USD105,300,000 and USD24,130,000 respectively, before taking into account the accumulated impairment losses of USD26,108,000 and USD22,159,000 in respect of right-of-use assets that have been recognized.

Based on the value in use calculation and the allocation, gross impairment loss of USD12,474,000,USD5,299,000 and USD5,332,000, and gross reversal of USD4,753,000, USD9,027,000 and USD3,024,000 has been recognized against the carrying amount of property, plant and equipment for the years ended December 31, 2022, 2023 and 2024, respectively.